Receivables, Loans, Notes Receivable, and Others	3 Months Ended
Mar. 31, 2022
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure	Notes Receivable
SPAC Sponsor Loan to MEOA
In February and March 2022, the Company’s subsidiary, SPAC Sponsor, in connection with the MEOA Commitment Agreement, entered into promissory notes with MEOA for a loan in the aggregate amount of $337,000. Such loan is payable upon consummation of MEOA’s initial business combination, without interest, or, at the SPAC Sponsor’s discretion, would be convertible into warrants of MEOA at a price of $1.00 per warrant. If MEOA does not complete a business combination such loan would be forgiven.
Gryphon Promissory Note
In July 2021, the Company entered into a Promissory Note and Security Agreement with Gryphon, which was amended on August 30, 2021, September 29, 2021, and further amended on December 29, 2021 (the “Gryphon Note” as amended). The Gryphon Note, pursuant to which the Company agreed to loan in the aggregate to Gryphon $12.5 million, has a payment schedule whereby the principal and accrued interest shall be due and payable commencing on completion of the Merger Agreement, to be forgiven if the Merger Agreement is terminated. In January 2022, the Company advanced to Gryphon $2.5 million per the terms of Gryphon Note, as amended. The Gryphon Note bears interest at the rate of 9.5% per annum. As of March 31, 2022 and December 31, 2021, the outstanding Gryphon Note balance, including accrued interest, was $13.1 million and $10.3 million, respectively.
On April 4, 2022, the Merger Agreement was terminated and the Gryphon Note was forgiven and will be written off to expense during the second quarter of 2022.
Rainmaker Promissory Note
In September 2020, the Company entered into a Senior Secured Convertible Promissory Note with Rainmaker (the “Rainmaker Note”), pursuant to which the Company loaned Rainmaker the principal amount of $3.1 million. The Rainmaker Note is secured as a registered lien under the Uniform Commercial Code and the Personal Property Security Act (Ontario) against the assets of Rainmaker and bears interest at the rate of 10.0% per annum. The principal and interest accrue monthly and are due and payable in full on September 14, 2023. As of March 31, 2022 and December 31, 2021, the outstanding Rainmaker Note balance, including accrued interest, was $3.6 million and $3.5 million, respectively.